Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 27,311	$ 20,969
Cost of revenue	604
Operating expenses	$ 26,707	$ 20,969